Summarized Financial Information of Citizens Holding Company - Summarized Income Statement Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income
Other income		$ 2,015	$ 1,148	$ 1,315
Total non-interest income		9,748	8,600	8,297
Other expense		7,430	7,404	8,070
Income tax benefit		1,354	828	4,071
Net income		5,902	6,673	3,704
Citizens Holding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	[1]	2	2	2
Other income
Dividends from bank subsidiary	[1]	11,242	3,990	5,472
Equity in undistributed earnings (loss) of bank subsidiary	[1]	(4,965)	3,022	(1,349)
Other income
Total non-interest income		6,277	7,012	4,123
Other expense		462	446	459
Income before income taxes		5,817	6,568	3,666
Income tax benefit		(85)	(105)	(38)
Net income		$ 5,902	$ 6,673	$ 3,704

[1]	Eliminates in consolidation.